Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Debt consisted of the following (amounts in thousands):

	Successor Company	Predecessor Company
	September 30, 2019	December 31, 2018
Successor Takeback Loan Facility, matures March 29, 2024, LIBOR plus 6.50%, subject to a LIBOR floor of 1.25%, with an effective rate of 9.2%	$822,500	$—
Successor Term Loan Facility, matures July 3, 2024, LIBOR plus 5.00%, subject to a LIBOR floor of 1.50%, with an effective rate of 7.6%	150,000	—
Successor Revolving Credit Facility, matures July 3, 2024, LIBOR plus 5.00%, subject to a LIBOR floor of 1.50%, or base rate (with a floor of 4.5%) plus 4.0%, with an effective rate of 12.7%	21,500	—
9.125% Senior Notes due April 1, 2020 with an effective interest rate of 9.1%	—	585,000
Ascent Intercompany Loan due October 1, 2020 with an effective rate of 12.5%	—	12,000
Term loan, matures September 30, 2022, LIBOR plus 5.50%, subject to a LIBOR floor of 1.00%, with an effective rate of 8.6%	—	1,075,250
$295 million revolving credit facility, matures September 30, 2021, LIBOR plus 4.00%, subject to a LIBOR floor of 1.00%, with an effective rate of 7.5%	—	144,200
	$994,000	$1,816,450
Less: Current portion of long-term debt	(8,225)	(1,816,450)
Long-term debt	$985,775	$—

Long-term debt consisted of the following (amounts in thousands):

	December 31, 2018	December 31, 2017
9.125% Senior Notes due April 1, 2020 with an effective rate of 9.5%	$585,000	$580,026
Promissory Note to Ascent Capital due October 1, 2020 with an effective rate of 12.5%	12,000	12,000
Term loan, matures September 30, 2022, LIBOR plus 5.50%, subject to a LIBOR floor of 1.00%, with an effective rate of 8.3%	1,075,250	1,059,598
$295 million revolving credit facility, matures September 30, 2021, LIBOR plus 4.00%, subject to a LIBOR floor of 1.00%, with an effective rate of 4.8%	144,200	66,673
	1,816,450	1,718,297
Less current portion of long-term debt	(1,816,450)	(11,000)
Long-term debt	$—	$1,707,297

Schedule of Maturities of Long-term Debt Including Short-Term Borrowings
As of December 31, 2018, principal payments scheduled to be made on the Company's debt obligations, assuming certain accelerated maturities due to potential events of default and subsequent transactions, are as follows (amounts in thousands):

2019	$1,816,450
2020	—
2021	—
2022	—
2023	—
Thereafter	—
Total principal payments	1,816,450
Less:
Unamortized discounts, premium and deferred debt costs, net	—
Total debt on consolidated balance sheet	$1,816,450